Stock Compensation Expense and Warrants (Details) - Schedule of weighted-average exercise price and weighted-average grant date - Non-employees [Member]	9 Months Ended
Sep. 30, 2021 $ / shares
Stock Compensation Expense and Warrants (Details) - Schedule of weighted-average exercise price and weighted-average grant date [Line Items]
Weighted- Average Exercise Price	$ 0.01
Weighted- Average Fair Value	$ 0.53